September 15, 2023

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Calamos ETF Trust (the “Trust”) (File Nos. 333-191151 and 811-22887)

Ladies and Gentlemen:

On behalf of the Trust, we are filing today by electronic submission via EDGAR under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 15, and under the Investment Company Act of 1940, as amended, Amendment No. 17, to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This Amendment is being filed for the purpose of adding a new series, Calamos CEF Income & Arbitrage ETF (the “Fund”), to the Trust and relates only to the Fund. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (630) 245-1105 or via email at sschoenberger@calamos.com.

Sincerely

/s/ Susan L. Schoenberger

Susan L. Schoenberger

cc:	John P. Calamos, Sr.

J. Christopher Jackson, Esq.

Erik D. Ojala, Esq.

Paulita Pike, Esq., Ropes & Gray LLP

Rita Rubin, Esq., Ropes & Gray LLP